NKX
Nuveen California AMT-Free Quality Municipal Income Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 156.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 156.8% (100.0% of Total Investments)
	Consumer Staples – 4.5% (2.9% of Total Investments)
$235	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	$273,253
6,380	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	6,521,126
24,735	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	25,308,605
3,695	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	3,775,144
35,045	Total Consumer Staples			35,878,128
	Education and Civic Organizations – 3.6% (2.3% of Total Investments)
3,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	AA-	3,447,060
1,780	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education, Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	1,863,179
1,600	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 6.875%, 1/01/42, 144A	1/22 at 100.00	N/R	1,601,984
635	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BBB	708,444
750	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BBB	835,703
4,925	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C, 5.000%, 7/01/46	7/25 at 101.00	BBB	5,534,173
280	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A, 5.750%, 7/01/41, 144A	7/26 at 100.00	BB+	327,071
1,725	California State University, Systemwide Revenue Bonds, Series 2016A, 4.000%, 11/01/38	5/26 at 100.00	Aa2	1,951,320
10,000	University of California, General Revenue Bonds, Series 2018AZ, 5.000%, 5/15/48	5/28 at 100.00	AA	12,329,600
24,695	Total Education and Civic Organizations			28,598,534
	Health Care – 11.9% (7.6% of Total Investments)
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B:
13,295	4.000%, 11/15/41	11/26 at 100.00	A1	15,012,847
2,960	5.000%, 11/15/46	11/26 at 100.00	A1	3,511,418
9,415	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	A1	11,505,036

NKX	Nuveen California AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$3,500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A, 5.000%, 11/15/48	11/27 at 100.00	A1	$4,276,965
1,255	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2012A, 5.000%, 11/15/29	11/22 at 100.00	BBB+	1,303,531
1,000	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47	8/27 at 100.00	BBB+	1,186,290
1,000	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2012A, 5.000%, 11/15/35	11/22 at 100.00	A+	1,044,050
6,500	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A, 4.000%, 4/01/44	4/30 at 100.00	BBB+	7,609,615
10,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/44	11/27 at 100.00	AA-	11,565,800
2,520	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA-	2,809,321
2,000	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services, Series 2012A, 5.000%, 10/01/33	10/22 at 100.00	AA-	2,076,940
795	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38	10/24 at 100.00	AA-	889,104
2,800	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	3,127,264
250	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	298,870
1,690	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.250%, 11/01/36	11/26 at 100.00	BBB-	1,981,035
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
1,200	5.250%, 12/01/44	12/24 at 100.00	BB	1,353,816
4,000	5.500%, 12/01/54	12/24 at 100.00	BB	4,536,160
14,740	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB	16,966,624
2,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.250%, 12/01/48, 144A	6/28 at 100.00	BB	2,430,460
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
128	5.750%, 7/01/24 (4), (5)	12/21 at 100.00	N/R	111,681
773	5.750%, 7/01/30 (4), (5)	12/21 at 100.00	N/R	676,466
19	5.750%, 7/01/35 (4), (5)	12/21 at 100.00	N/R	16,752
81,840	Total Health Care			94,290,045
	Housing/Multifamily – 13.3% (8.5% of Total Investments)
7,680	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	7,973,069
3,820	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	3,912,215

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$3,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	$3,335,010
970	California Community Housing Agency, California, Essential Housing Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56, 144A	2/31 at 100.00	N/R	1,013,126
3,185	California Community Housing Agency, California, Essential Housing Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1, 3.000%, 2/01/57, 144A	8/32 at 100.00	N/R	2,894,241
230	California Community Housing Agency, California, Essential Housing Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%, 2/01/50, 144A	8/32 at 100.00	N/R	233,185
500	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A, 5.000%, 8/01/49, 144A	8/29 at 100.00	N/R	554,620
4,750	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	5,200,490
7,904	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	9,117,089
6,512	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1, 3.500%, 11/20/35	No Opt. Call	BBB+	7,438,843
1,175	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series2019-1, 4.250%, 1/15/35	No Opt. Call	BBB+	1,413,857
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A:
260	5.250%, 8/15/39	8/24 at 100.00	A-	282,017
705	5.250%, 8/15/49	8/24 at 100.00	A-	760,963
155	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	A-	158,860
350	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	360,815
140	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/37, 144A	7/27 at 100.00	Caa2	125,712
8,205	CMFA Special Finance Agency I, California, Essential Housing Revenue Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A	4/31 at 100.00	N/R	8,515,559
1,435	CMFA Special Finance Agency, California, Essential Housing Revenue Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A	12/31 at 100.00	N/R	1,299,479
440	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1, 3.600%, 5/01/47, 144A	5/32 at 100.00	N/R	446,107
3,980	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2, 3.250%, 5/01/57, 144A	5/32 at 100.00	N/R	3,747,966
595	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series 2021B, 4.000%, 10/01/46, 144A	10/31 at 100.00	N/R	605,145
1,145	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	1,207,838
7,065	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	7,362,366
8,125	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A	1/31 at 100.00	N/R	9,085,862

NKX	Nuveen California AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and A-2:
$2,150	3.375%, 7/01/43, 144A, (WI/DD, Settling 12/01/21)	7/32 at 100.00	N/R	$2,158,514
390	3.250%, 7/01/56, 144A, (WI/DD, Settling 12/01/21)	7/32 at 100.00	N/R	369,026
6,820	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	7,107,054
1,085	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%, 9/01/56, 144A	9/31 at 100.00	N/R	1,141,344
155	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B, 4.000%, 3/01/57, 144A	3/32 at 100.00	N/R	157,182
4,735	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-2, 3.000%, 3/01/57, 144A	3/32 at 100.00	N/R	4,356,673
3,020	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A	8/31 at 100.00	N/R	3,132,737
1,935	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B, 4.000%, 12/01/56, 144A	12/31 at 100.00	N/R	1,958,878
200	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%, 7/01/51, 144A	7/31 at 100.00	N/R	225,624
2,720	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A	7/31 at 100.00	N/R	2,841,094
780	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Waterscape Apartments, Senior Lien Series 2021A, 3.000%, 9/01/56, 144A	9/31 at 100.00	N/R	718,138
3,285	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho Vallecitos Mobile Home Park, Series 2013, 5.000%, 4/15/38	4/23 at 100.00	A-	3,405,724
	La Verne, California, Mobile Home Park Revenue Bonds, Copacabana Mobile Home Park, Refunding Series 2014:
670	5.000%, 6/15/44	6/24 at 100.00	A+	736,062
185	5.000%, 6/15/49	6/24 at 100.00	A+	202,557
100,456	Total Housing/Multifamily			105,555,041
	Long-Term Care – 0.5% (0.3% of Total Investments)
2,250	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26	12/21 at 100.00	AA	2,260,553
1,300	California Health Facilities Financing Authority, Revenue Bonds, Northern California Presbyterian Homes & Services Inc., Refunding Series 2015, 5.000%, 7/01/39	7/25 at 100.00	AA	1,478,789
3,550	Total Long-Term Care			3,739,342
	Tax Obligation/General – 33.9% (21.6% of Total Investments)
1,600	California State, General Obligation Bonds, Refunding Various Purpose Series 2016, 5.000%, 8/01/33	8/26 at 100.00	Aa2	1,917,616
	California State, General Obligation Bonds, Refunding Various Purpose Series 2019:
3,250	5.000%, 4/01/32	No Opt. Call	Aa2	4,451,980
15,000	5.000%, 11/01/39	11/28 at 100.00	Aa2	18,800,250

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	California State, General Obligation Bonds, Various Purpose Series 2013:
$3,500	5.000%, 4/01/37	4/23 at 100.00	Aa2	$3,710,560
2,000	5.000%, 2/01/43	2/23 at 100.00	Aa2	2,105,200
5,520	5.000%, 11/01/43	11/23 at 100.00	Aa2	5,995,162
	California State, General Obligation Bonds, Various Purpose Series 2014:
2,460	5.000%, 10/01/39	10/24 at 100.00	Aa2	2,757,832
9,000	5.000%, 12/01/43	12/23 at 100.00	Aa2	9,808,650
9,000	5.000%, 10/01/44	10/24 at 100.00	Aa2	10,059,930
8,000	California State, General Obligation Bonds, Various Purpose Series 2015, 5.000%, 3/01/45	3/25 at 100.00	Aa2	9,022,560
5,390	California State, General Obligation Bonds, Various Purpose Series 2016, 5.000%, 9/01/46	9/26 at 100.00	Aa2	6,381,868
7,995	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 11/01/47	11/27 at 100.00	Aa2	9,793,635
1,505	Chaffey Joint Union High School District, San Bernardino County, California, General Obligation Bonds, Election 2012 Series 2019D, 4.000%, 8/01/49	8/28 at 100.00	Aa1	1,745,123
20,750	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2005 Series 2010C, 0.000%, 8/01/43 – AGM Insured	No Opt. Call	AA	11,804,882
9,840	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2014, Series 2018B, 5.000%, 8/01/47	8/28 at 100.00	AAA	12,049,966
3,065	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46	8/27 at 100.00	Aa2	3,487,296
4,500	Mount Diablo Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2010A, 0.000%, 8/01/30 – AGM Insured (6)	8/25 at 100.00	AA	5,074,290
3,300	Mount San Jacinto Community College District, Riverside County, California, General Obligation Bonds, Election 2014, Series 2018B, 4.000%, 8/01/43	8/28 at 100.00	Aa1	3,831,135
11,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Refunding Series 2012R-1, 0.000%, 7/01/31	No Opt. Call	Aa2	10,512,809
9,665	San Jose, California, General Obligation Bonds, Disaster Preparedness, Public Safety & Infrastructure, Series 2019A-1, 5.000%, 9/01/45	3/29 at 100.00	AAA	12,100,966
2,000	San Mateo County Community College District, California, General Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/45	9/28 at 100.00	AAA	2,508,980
2,670	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Capital Appreciation, Election 2010, Refunding Series 2011A, 0.000%, 9/01/33 (6)	No Opt. Call	Aaa	2,775,652
	Sonoma County Junior College District, California, General Obligation Bonds, Election 2014 Series 2019B:
1,730	3.000%, 8/01/36	8/29 at 100.00	AA	1,935,507
2,110	3.000%, 8/01/41	8/29 at 100.00	AA	2,282,957
10,000	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/41	No Opt. Call	Aa2	6,509,500

NKX	Nuveen California AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2011D:
$23,280	0.000%, 8/01/47 – AGC Insured (6)	8/37 at 100.00	AA	$30,113,378
38,845	0.000%, 8/01/50 – AGM Insured (6)	8/37 at 100.00	AA	50,296,506
15,780	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured (6)	No Opt. Call	AA	18,135,007
8,345	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (6)	No Opt. Call	Aa2	8,683,640
242,080	Total Tax Obligation/General			268,652,837
	Tax Obligation/Limited – 26.2% (16.7% of Total Investments)
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series 2003, 5.625%, 10/01/33 – RAAI Insured	12/21 at 100.00	AA	1,020,430
5,720	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	12/21 at 100.00	AA	5,739,620
	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004:
1,615	5.000%, 12/01/21 – AMBAC Insured	No Opt. Call	AA+	1,615,000
1,695	5.000%, 12/01/22 – AMBAC Insured	12/21 at 100.00	AA+	1,701,594
1,780	5.000%, 12/01/23 – AMBAC Insured	12/21 at 100.00	AA+	1,787,120
1,865	5.000%, 12/01/24 – AMBAC Insured	12/21 at 100.00	AA+	1,872,441
7,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/31	9/23 at 100.00	Aa3	7,568,680
	California State Public Works Board, Lease Revenue Bonds, Department of Education, Riverside Campus Project, Series 2012H:
2,790	5.000%, 4/01/30	4/22 at 100.00	Aa3	2,834,221
2,065	5.000%, 4/01/31	4/22 at 100.00	Aa3	2,097,668
20,330	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B, 5.000%, 10/01/39	10/24 at 100.00	Aa3	22,724,264
1,990	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/33	3/23 at 100.00	Aa3	2,098,853
9,200	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2021B, 4.000%, 5/01/46	5/31 at 100.00	Aa3	10,957,108
	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B:
1,230	5.000%, 8/01/25	12/21 at 100.00	N/R	1,234,108
530	5.750%, 8/01/26	12/21 at 100.00	N/R	532,041
5,000	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services Facility Phase II, Series 2001, 5.250%, 1/01/34 – AMBAC Insured	12/21 at 100.00	Aa2	5,020,550
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
7,610	5.000%, 11/15/30	11/25 at 100.00	BB	8,666,268
4,000	5.000%, 11/15/34	11/25 at 100.00	BB	4,534,720
535	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured	No Opt. Call	N/R	565,843

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,110	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	$1,246,408
2,000	Lammersville Joint Unified School District, California, Special Tax Bonds, Community Facilities District 2007-1 Mountain House - Shea Homes Improvement Area 1, Series 2013, 6.000%, 9/01/38	9/23 at 100.00	N/R	2,148,200
1,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	1,124,140
6,190	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Vermont Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	12/21 at 100.00	Aa2	6,209,437
	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier Senior Sales Tax Revenue Bonds, Green Series 2017A:
7,860	5.000%, 7/01/39	7/27 at 100.00	AAA	9,594,781
7,140	5.000%, 7/01/41	7/27 at 100.00	AAA	8,689,808
3,220	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AAA	3,915,037
3,855	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49	12/29 at 100.00	AA+	4,892,535
475	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.250%, 9/01/38	12/21 at 100.00	A	477,351
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
3,735	5.250%, 9/01/30	9/23 at 100.00	N/R	3,990,698
3,340	5.750%, 9/01/39	9/23 at 100.00	N/R	3,578,142
515	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	552,827
1,940	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 1,2 and 3, Refunding Series 2014A, 5.375%, 9/01/33	9/23 at 100.00	N/R	2,070,484
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
24,200	0.000%, 7/01/46	7/28 at 41.38	N/R	8,092,480
14,429	5.000%, 7/01/58	7/28 at 100.00	N/R	16,565,213
12	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53	7/28 at 100.00	N/R	13,445
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013:
660	5.000%, 9/01/32	9/22 at 100.00	N/R	678,150
1,775	5.000%, 9/01/42	9/22 at 100.00	N/R	1,822,002
400	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015, 5.000%, 9/01/33	9/25 at 100.00	N/R	451,596

NKX	Nuveen California AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Sacramento Area Flood Control Agency, California, Consolidated Capital Assessment District 2 Bonds, Series 2016A:
$3,695	5.000%, 10/01/36	10/26 at 100.00	AA	$4,388,625
8,290	5.000%, 10/01/41	10/26 at 100.00	AA	9,739,175
6,230	5.000%, 10/01/47	10/26 at 100.00	AA	7,315,827
210	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	235,969
1,480	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26	12/21 at 100.00	AAA	1,486,201
3,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2019A, 3.000%, 7/01/44	7/27 at 100.00	AA+	3,171,420
380	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 6 Mission Bay South Public Improvements, Refunding Series 2013A, 5.000%, 8/01/33	8/22 at 100.00	N/R	388,979
630	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	676,494
2,700	San Francisco City and County Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, San Francisco Redevelopment Projects, Series 1998D, 0.000%, 8/01/24 – NPFG Insured	No Opt. Call	AA	2,655,099
50	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	12/21 at 100.00	N/R	50,240
3,600	Stockton Public Financing Authority, California, Revenue Bonds, Arch Road East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/33	9/25 at 103.00	N/R	4,112,208
	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017:
2,170	6.125%, 9/01/37, 144A	9/27 at 100.00	N/R	2,443,311
1,000	6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	1,118,150
635	Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior Green Series 2020A, 5.000%, 10/01/45	4/30 at 100.00	A-	796,055
4,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	4,635,495
	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015:
350	5.250%, 9/01/35	9/25 at 100.00	N/R	391,829
790	5.250%, 9/01/45	9/25 at 100.00	N/R	878,322
4,110	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	4,316,815
203,631	Total Tax Obligation/Limited			207,483,477
	Transportation – 10.6% (6.7% of Total Investments)
9,005	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/36	10/26 at 100.00	BBB+	10,591,141
5,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Senior Lien Series 2020B, 4.000%, 5/15/39	5/30 at 100.00	Aa2	5,978,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015E:
$150	5.000%, 5/15/31	5/25 at 100.00	Aa2	$172,211
1,270	5.000%, 5/15/34	5/25 at 100.00	Aa2	1,455,699
1,345	5.000%, 5/15/36	5/25 at 100.00	Aa2	1,539,178
4,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2017B, 5.000%, 5/15/42	5/27 at 100.00	Aa3	4,879,960
49,185	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose Second Series 2017B, 5.000%, 5/01/47	5/27 at 100.00	A1	59,263,498
69,955	Total Transportation			83,880,037
	U.S. Guaranteed – 23.6% (15.1% of Total Investments) (7)
1,050	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson Laboratory, Series 2012, 5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	1,079,495
1,115	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4, 5.250%, 4/01/48 (Pre-refunded 4/01/23)	4/23 at 100.00	A1	1,190,106
655	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2013A, 5.000%, 9/01/27 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R	708,579
430	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43 (Pre-refunded 8/15/25)	8/25 at 100.00	A1	502,485
2,040	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46 (Pre-refunded 11/15/26)	11/26 at 100.00	N/R	2,483,414
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A:
18,430	5.000%, 11/15/41 (Pre-refunded 11/15/25)	11/25 at 100.00	A1	21,724,731
7,500	5.000%, 11/15/46 (Pre-refunded 11/15/25)	11/25 at 100.00	A1	8,840,775
610	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38 (Pre-refunded 10/01/24)	10/24 at 100.00	N/R	691,002
	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A:
3,000	5.000%, 7/01/22 – AGM Insured (ETM)	No Opt. Call	AA+	3,084,690
2,250	5.000%, 7/01/36 (Pre-refunded 1/01/28) – AMBAC Insured	1/28 at 100.00	AA+	2,813,738
3,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 10/01/41 (Pre-refunded 10/01/26)	10/26 at 100.00	AAA	3,643,770
4,475	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 7.125%, 8/01/43 (Pre-refunded 8/01/23)	8/23 at 100.00	BB	4,968,951
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club Series 2013A:
2,000	5.625%, 11/15/33 (Pre-refunded 11/15/23)	11/23 at 100.00	N/R	2,204,360
8,000	6.000%, 11/15/48 (Pre-refunded 11/15/23)	11/23 at 100.00	N/R	8,870,800
7,875	California Municipal Finance Authority, Revenue Bonds, Pomona College, Series 2017, 5.000%, 1/01/48 (Pre-refunded 1/01/28)	1/28 at 100.00	AAA	9,849,656
3,000	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing, Series 2012, 5.000%, 9/01/41 (Pre-refunded 3/01/22)	3/22 at 100.00	AA-	3,035,430

NKX	Nuveen California AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
$6,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43 (Pre-refunded 1/15/24)	1/24 at 100.00	BBB+	$7,553,655
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
14,885	5.750%, 1/15/46 (Pre-refunded 1/15/24)	1/24 at 100.00	A-	16,590,375
14,885	6.000%, 1/15/53 (Pre-refunded 1/15/24)	1/24 at 100.00	A-	16,658,697
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Refunding Series 2012, 5.000%, 9/01/32 (Pre-refunded 9/01/22)	9/22 at 100.00	A+	1,035,880
45,825	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	Aa3	53,084,138
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/30 (Pre-refunded 6/01/23)	6/23 at 100.00	Aa3	1,071,010
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area D, Series 2014A:
1,140	5.500%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R	1,243,181
2,105	5.750%, 9/01/44 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R	2,304,680
1,115	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Series 2013, 5.500%, 9/01/39 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R	1,215,919
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/42 (Pre-refunded 4/01/22)	4/22 at 100.00	AAA	1,016,120
995	San Marcos Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2012D, 5.000%, 9/01/36 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R	1,029,934
2,870	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Election 2012, Series 2014B, 5.000%, 8/01/39 (Pre-refunded 8/01/24) – AGM Insured	8/24 at 100.00	AA	3,224,330
5,000	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2007 Measure S, Series 2014C, 5.000%, 8/01/39 (Pre-refunded 8/01/24)	8/24 at 100.00	Aa1	5,624,400
164,000	Total U.S. Guaranteed			187,344,301
	Utilities – 28.7% (18.3% of Total Investments)
7,600	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/34	4/23 at 100.00	AA-	8,048,780
5,850	California Infrastructure and Economic Development Bank. Clean Water State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%, 10/01/43	4/28 at 100.00	AAA	7,250,841
3,675	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	BBB	4,429,036
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
2,490	5.000%, 11/15/35	No Opt. Call	AA-	3,453,804
1,835	5.500%, 11/15/37	No Opt. Call	AA-	2,726,737
10,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2012B, 5.000%, 7/01/43	7/22 at 100.00	Aa2	10,274,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$4,280	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2013B, 5.000%, 7/01/28	7/23 at 100.00	Aa2	$4,598,817
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016A, 5.000%, 7/01/46	1/26 at 100.00	Aa2	5,801,300
6,015	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/42	1/27 at 100.00	Aa2	7,211,203
16,400	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	Aa2	19,920,096
3,490	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019C, 5.000%, 7/01/49	7/29 at 100.00	AA-	4,397,225
2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2021B, 5.000%, 7/01/46	1/31 at 100.00	Aa2	2,588,900
3,750	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 3345. As Of 6/4/2015 Converted to Trust 2015-XF2047, 17.762%, 7/01/43, 144A (IF) (8)	7/22 at 100.00	Aa2	4,161,900
3,775	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/35	1/26 at 100.00	AA+	4,427,962
16,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2012A, 5.000%, 7/01/43	7/22 at 100.00	AA+	16,435,520
10,515	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA+	11,682,586
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2016A:
5,680	5.000%, 7/01/35	1/26 at 100.00	AA+	6,662,470
1,000	5.000%, 7/01/36	1/26 at 100.00	AA+	1,172,080
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
9,455	5.000%, 7/01/44	1/27 at 100.00	AA+	11,361,317
5,000	5.250%, 7/01/44	1/27 at 100.00	AA+	6,108,950
2,210	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Lien Series 2017A, 5.250%, 6/01/47	6/27 at 100.00	AA	2,711,007
5,000	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A, 5.000%, 6/01/48	6/28 at 100.00	AA	6,137,500
9,500	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Series 2015A, 5.000%, 6/01/44	6/25 at 100.00	AA+	10,865,815
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series 2013A:
2,000	5.000%, 6/01/34	6/23 at 100.00	AA	2,132,660
3,500	5.000%, 6/01/35	6/23 at 100.00	AA	3,730,510
1,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,, 5.000%, 6/15/48	6/28 at 100.00	AAA	1,235,140
1,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured	12/21 at 100.00	N/R	1,515,780

NKX	Nuveen California AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
$580	5.500%, 7/01/28	7/22 at 100.00	CCC	$596,948
2,140	5.750%, 7/01/37	7/22 at 100.00	CCC	2,205,634
1,750	6.000%, 7/01/47	7/22 at 100.00	CCC	1,805,895
4,500	Rancho California Water District Financing Authority, California, Revenue Bonds, Refunding Series 2019A, 3.000%, 8/01/40	2/30 at 100.00	AAA	4,927,230
2,500	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Sacramento Regional County Sanitation District, Series 2014A, 5.000%, 12/01/33	6/24 at 100.00	AA	2,769,850
2,500	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Sacramento Regional County Sanitation District, Series 2020A, 5.000%, 12/01/50	12/30 at 100.00	AA	3,231,425
4,000	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%, 8/01/37	8/26 at 100.00	Aa3	4,753,520
26,220	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Refunding Green Series 2017D, 5.000%, 11/01/33 (UB) (8)	11/27 at 100.00	Aa2	32,338,699
2,975	Southern California Public Power Authority, California, Revenue Bonds, Apex Power Project Series 2014A, 5.000%, 7/01/37	7/24 at 100.00	AA-	3,293,206
195,685	Total Utilities			226,964,943
$1,120,937	Total Long-Term Investments (cost $1,087,543,352)			1,242,386,685
	Floating Rate Obligations – (2.6)%			(20,975,000)
	MuniFund Preferred Shares, net of deferred offering costs – (17.7)% (9)			(140,005,661)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (36.7)% (10)			(290,570,089)
	Other Assets Less Liabilities – 0.2%			1,277,488
	Net Asset Applicable to Common Shares – 100%			$792,113,423
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,241,581,786	$804,899	$1,242,386,685

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(9)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.3%.
(10)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 23.4%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.